SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenues
Sale of goods and services	$ 235,222,435	$ 272,815,369	$ 399,164,092
Royalties	933,157	1,414,864	986,602
Right of use licenses	1,679,733	13,430,824	20,287,845
Initial recognition and changes in the fair value of biological assets at the point of harvest	441,141	1,764,863	(45,746)
Total	238,276,466	289,425,920	420,392,793
Cost of sales	(155,095,436)	(184,384,992)	(263,035,619)
Gross profit per segment	$ 83,181,030	$ 105,040,928	$ 157,357,174
% Gross margin	35.00%	36.00%	37.00%
Seed and integrated products
Revenues
Sale of goods and services	$ 36,276,603	$ 60,677,484	$ 94,457,404
Royalties	933,157	1,414,864	986,602
Right of use licenses			1,000,000
Initial recognition and changes in the fair value of biological assets at the point of harvest	441,141	1,764,863	(45,746)
Total	37,650,901	63,857,211	96,398,260
Cost of sales	(20,248,672)	(44,733,220)	(65,942,370)
Gross profit per segment	$ 17,402,229	$ 19,123,991	$ 30,455,890
% Gross margin	46.00%	30.00%	32.00%
Crop protection
Revenues
Sale of goods and services	$ 123,666,954	$ 146,661,845	$ 198,232,709
Total	123,666,954	146,661,845	198,232,709
Cost of sales	(81,629,845)	(96,930,752)	(134,549,703)
Gross profit per segment	$ 42,037,109	$ 49,731,093	$ 63,683,006
% Gross margin	34.00%	34.00%	32.00%
Crop nutrition
Revenues
Sale of goods and services	$ 75,278,878	$ 65,476,040	$ 106,473,979
Right of use licenses	1,679,733	13,430,824	19,287,845
Total	76,958,611	78,906,864	125,761,824
Cost of sales	(53,216,919)	(42,721,020)	(62,543,546)
Gross profit per segment	$ 23,741,692	$ 36,185,844	$ 63,218,278
% Gross margin	31.00%	46.00%	50.00%